Operating expenses	12 Months Ended
Dec. 31, 2017
Operating expenses
Operating expenses

3 Operating expenses

	2017	2016	2015
	£m	£m	£m
Salaries	2,765	3,097	3,177
Variable compensation	298	281	314
Temporary and contract costs	415	674	638
Social security costs	318	388	344
Share-based compensation	17	32	36
Pension costs
- defined benefit schemes (see Note 4)	309	267	523
- loss/(gain) on curtailments or settlements (see Note 4)	66	1	(65)
- defined contribution schemes	92	89	74
Severance	255	229	511
Other	141	66	174

Staff costs	4,676	5,124	5,726

Premises and equipment	1,565	1,388	1,827
UK bank levy	215	190	230
Other administrative expenses (1)	3,108	8,555	6,058

Property, plant and equipment depreciation and write down (see Note 16)	586	574	950
Intangible assets amortisation (see Note 15)	222	204	230

Depreciation and amortisation	808	778	1,180

Write down of goodwill and other intangible assets (see Note 15)	29	159	1,332

Operating expenses	10,401	16,194	16,353

Restructuring and divestment costs

Included in operating expenses are the following restructuring and divestment costs:

	2017	2016	2015
	£m	£m	£m
Staff costs	753	642	830
Premises, equipment, depreciation and amortisation	471	164	746
Other administrative expenses (2)	341	1,300	1,355

Total	1,565	2,106	2,931

Notes:

(1)	Includes litigation and conduct costs, net of amounts recovered. Further details are provided in Note 20.
(2)	Includes other administrative expenses, write down of goodwill and other intangible assets.

The average number of persons employed, rounded to the nearest hundred, in continuing operations during the year, excluding temporary staff, was 73,400 (2016 - 82,400; 2015 - 88,800); on the same basis there were no people employed in discontinued operations (2016 - nil; 2015 - 10,100). The average number of temporary employees during 2017 was 5,000 (2016 - 6,700; 2015 - 7,800). The number of persons employed in continuing operations at 31 December, excluding temporary staff, by reportable segment, was as follows:

	2017	2016*	2015*
UK Personal & Business Banking	21,900	25,100	29,900
Ulster Bank RoI	2,600	3,000	2,500

Personal & Business Banking	24,500	28,100	32,400

Commercial Banking	4,500	5,600	5,700
Private Banking	1,500	1,700	1,900

Commercial & Private Banking	6,000	7,300	7,600

RBS International	1,600	800	700
NatWest Markets	5,300	1,500	2,500
Central items & other	32,300	39,300	44,600

Total	69,700	77,000	87,800

UK	51,200	57,300	64,100
USA	500	700	1,100
Europe	4,200	5,200	6,200
Rest of the World	13,800	13,800	16,400

Total	69,700	77,000	87,800

There were no people employed in discontinued operations at 31 December 2017 (2016 - nil; 2015 - nil).

* Re-presented to reflect segment reorganisation.

Share-based payments

As described in the Remuneration report on page 103, the Group grants share-based awards to employees principally on the following bases:

Award plan	Eligible employees	Nature of award	Vesting conditions (1)	Settlement
Sharesave	UK, Republic of Ireland, Channel Islands, Gibraltar and Isle of Man	Option to buy shares under employee savings plan	Continuing employment or leavers in certain circumstances	2018 to 2022
Deferred performance awards	All	Awards of ordinary shares	Continuing employment or leavers in certain circumstances	2018 to 2024
Long-term incentives (2)	Senior employees	Awards of conditional shares or share options	Continuing employment or leavers in certain circumstances and/or achievement of performance conditions	2018 to 2024

Notes:

(1)	All awards have vesting conditions and therefore some may not vest.
(2)	Long-term incentives include the Executive Share Option Plan, the Long-Term Incentive Plan and the Employee Share Plan.

The fair value of options granted in 2017 was determined using a pricing model that included: expected volatility of shares determined at the grant date based on historical volatility over a period of up to five years; expected option lives that equal the vesting period; no dividends on equity shares; and risk-free interest rates determined from UK gilts with terms matching the expected lives of the options.

The strike price of options and the fair value on granting awards of fully paid shares is the average market price over the five trading days (three trading days for Sharesave) preceding grant date.

Sharesave	2017		2016		2015
	Average	Shares	Average	Shares	Average	Shares
	exercise price	under option	exercise price	under option	exercise price	under option
	£	(million)	£	(million)	£	(million)
At 1 January	2.46	56	2.87	56	2.85	51
Granted	2.27	21	1.68	17	2.91	12
Exercised	2.46	(3)	2.37	—	2.38	(2)
Cancelled	2.49	(14)	3.02	(17)	2.98	(5)

At 31 December	2.38	60	2.46	56	2.87	56

Options are exercisable within six months of vesting; 3.7 million options were exercisable at 31 December 2017 (2016 – 8.1 million; 2015 - 1.0 million). The weighted average share price at the date of exercise of options was £2.77 (2016 - £1.78; 2015 - £3.54). At 31 December 2017, exercise prices ranged from £1.68 to £4.34 (2016 - £1.68 to £4.34; 2015 - £2.33 to £18.93) and the remaining average contractual life was 2.9 years (2016 - 2.9 years; 2015 – 2.9 years). The fair value of options granted in 2017 was £21 million (2016 - £18 million; 2015 - £12 million).

Deferred performance awards	2017		2016		2015
	Value at	Shares	Value at	Shares	Value at	Shares
	grant	awarded	grant	awarded	grant	awarded
	£m	(million)	£m	(million)	£m	(million)
At 1 January	296	102	276	80	272	85
Granted	152	63	170	75	186	50
Forfeited	(11)	(4)	(19)	(7)	(34)	(11)
Vested	(173)	(60)	(131)	(46)	(148)	(44)

At 31 December	264	101	296	102	276	80

The awards granted in 2017 vest in three equal tranches on their anniversaries.

Long-term incentives

	2017			2016			2015
	Value	Shares	Options	Value at	Shares	Options	Value at	Shares	Options
	at grant	awarded	over shares	grant	awarded	over shares	grant	awarded	over shares
	£m	(million)	(million)	£m	(million)	(million)	£m	(million)	(million)
At 1 January	119	38	4	153	44	5	214	69	7
Granted	35	15	—	37	16	—	39	11	—
Vested/exercised	(22)	(7)	—	(39)	(12)	—	(51)	(18)	(2)
Lapsed	(30)	(9)	(2)	(32)	(10)	(1)	(49)	(18)	—

At 31 December	102	37	2	119	38	4	153	44	5

The market value of awards vested/exercised in 2017 was £22 million (2016 - £40 million; 2015 - £55 million). There are vested options of 2 million shares exercisable up to 2020 (2016 - 4 million; 2015 - 5 million).

Variable compensation awards

The following tables analyse the Group variable compensation awards for 2017.

	Group
	2017	2016	Change
	£m	£m	%
Non-deferred cash awards (2)	51	56	(9)
Total non-deferred variable compensation	51	56	(9)
Deferred bond awards	134	138	(3)
Deferred share awards	157	149	5
Total deferred variable compensation	291	287	1
Total variable compensation (3)	342	343	—

Variable compensation as a % of adjusted operating profit (4)	7%	9%
Proportion of variable compensation that is deferred	85%	84%
of which
- deferred bond awards	46%	48%
- deferred share awards	54%	52%

	2017	2016	2015
Reconciliation of variable compensation awards to income statement charge	£m	£m	£m
Variable compensation awarded	342	343	373
Less: deferral of charge for amounts awarded for current year	(133)	(103)	(97)

Income statement charge for amounts awarded in current year	209	240	276

Add: current year charge for amounts deferred from prior years	96	147	140
Less: forfeiture of amounts deferred from prior years	(7)	(106)	(102)

Income statement charge for amounts deferred from prior years	89	41	38

Income statement charge for variable compensation (3)	298	281	314

	Actual			Expected
Year in which income statement charge is expected to be taken for deferred variable compensation	2015 £m	2016 £m	2017 £m	2018 £m	2019 and beyond £m

Variable compensation deferred from 2015 and earlier	140	147	16	6	1
Variable compensation deferred from 2016	—	—	80	20	13
Less: forfeiture of amounts deferred from prior years	(102)	(106)	(7)	—	—
Variable compensation for 2017 deferred	—	—	—	89	44

	38	41	89	115	58

Notes:

(1)	The tables above relate to continuing businesses only.
(2)	Cash awards are limited to £2,000 for all employees.
(3)	Excludes other performance related compensation.
(4)	Adjusted operating profit before variable compensation expense.